UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 36.6%
Brazil - 1.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	1,605,000	BRL	$850,741

Hungary - 3.5%
Hungary Government Bond	5.500%	2/12/16	429,600,000	HUF	1,701,426

Malaysia - 4.0%
Government of Malaysia	3.718%	6/15/12	4,105,000	MYR	1,353,410
Government of Malaysia, Senior Bonds	3.702%	2/25/13	1,845,000	MYR	611,850

Total Malaysia					1,965,260

Mexico - 9.1%
Mexican Bonos, Bonds	8.500%	5/31/29	49,900,000	MXN	4,492,964

New Zealand - 2.6%
Government of New Zealand	6.000%	5/15/21	1,315,000	NZD	1,262,812

Poland - 4.5%
Republic of Poland, Bonds	5.250%	10/25/20	7,295,000	PLN	2,217,799

South Africa - 3.2%
Republic of South Africa, Bonds	6.750%	3/31/21	9,375,000	ZAR	1,123,403
Republic of South Africa, Bonds	6.500%	2/28/41	4,565,000	ZAR	445,171

Total South Africa					1,568,574

South Korea - 3.7%
Korea Treasury Bond	5.750%	9/10/18	861,100,000	KRW	861,115
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	1,057,100,000	KRW	935,116

Total South Korea					1,796,231

United Kingdom - 4.3%
United Kingdom Gilt, Bonds	4.500%	3/7/13	1,270,000	GBP	2,091,024

TOTAL SOVEREIGN BONDS (Cost - $18,030,305)					17,946,831

CORPORATE BONDS & NOTES - 21.0%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	8.000%	1/15/18	110,000		114,125	(a)

Automobiles - 2.4%
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	1,130,000		1,161,172

Household Durables - 1.7%
Mohawk Industries Inc., Senior Notes	7.200%	4/15/12	845,000		849,225

Media - 0.4%
Charter Communications Inc., Senior Notes	6.500%	4/30/21	45,000		46,800
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	155,000		154,225	(a)

Total Media					201,025

TOTAL CONSUMER DISCRETIONARY					2,325,547

ENERGY - 1.0%
Energy Equipment & Services - 1.0%
Transocean Inc., Senior Notes	7.350%	12/15/41	385,000		463,521

FINANCIALS - 10.0%
Capital Markets - 2.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Senior Notes	7.000%	5/20/22	115,000		115,288
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	495,000		494,482
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	180,000		189,379
Morgan Stanley, Senior Notes	5.625%	9/23/19	170,000		169,164

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - continued
Morgan Stanley, Senior Notes	5.500%	7/28/21	215,000		$212,592

Total Capital Markets					1,180,905

Commercial Banks - 1.8%
ING Bank NV, Senior Notes	1.940%	6/9/14	920,000		886,271	(a)(b)

Diversified Financial Services - 5.8%
Bank of America Corp., Senior Notes	6.500%	8/1/16	905,000		964,992
Citigroup Inc., Senior Notes	2.840%	5/18/12	800,000	NZD	655,595	(b)
General Electric Capital Corp., Senior Notes	1.159%	6/2/14	465,000		457,932	(b)
JPMorgan Chase & Co., Senior Notes	1.361%	1/24/14	380,000		378,929	(b)
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	345,000		355,516

Total Diversified Financial Services					2,812,964

TOTAL FINANCIALS					4,880,140

HEALTH CARE - 3.8%
Biotechnology - 1.6%
Amgen Inc., Senior Notes	5.150%	11/15/41	720,000		764,400

Health Care Providers & Services - 0.9%
HCA Inc., Senior Notes	6.950%	5/1/12	330,000		333,300
HCA Inc., Senior Notes	7.500%	2/15/22	105,000		112,350

Total Health Care Providers & Services					445,650

Industrial Development - 1.2%
Eli Lilly & Co.	3.550%	3/6/12	600,000		601,684

Pharmaceuticals - 0.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Senior Notes	7.750%	9/15/18	65,000		68,737

TOTAL HEALTH CARE					1,880,471

INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Hertz Corp., Senior Notes	7.625%	6/1/12	156,000		158,145

INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.9%
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	420,000		451,805

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	25,000		26,094

UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp., Senior Notes	7.375%	7/1/21	105,000		116,025	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $10,052,438)					10,301,748

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Chase Mortgage Finance Corp., 2005-A1 2A2	2.802%	12/25/35	461,157		448,307	(b)
Citigroup Mortgage Loan Trust Inc., 2005-3 2A2A	2.687%	8/25/35	528,024		475,198	(b)
Countrywide Home Loan Mortgage Pass Through Trust, 2007-13 A4 PAC	6.000%	8/25/37	152,380		149,367
Countrywide Home Loans, 2005-30 A5	5.500%	1/25/36	980,731		954,733
Countrywide Home Loans, 2005-J2 3A14	5.500%	8/25/35	600,735		538,482
Credit Suisse First Boston Mortgage Securities Corp., 2005-6 2A3	5.500%	7/25/35	387,112		392,260
Credit Suisse Mortgage Capital Certificates, 2007-3 4A1	5.000%	4/25/37	1,056,607		972,453
JPMorgan Mortgage Trust, 2005-A8 2A1	2.594%	11/25/35	288,438		282,649	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,098,069)					4,213,449

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Bonds (Cost - $533,576)	3.750%	8/15/41	505,000	$588,719

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $32,714,388)				33,050,747

SHORT-TERM INVESTMENTS - 29.8%
Repurchase Agreements - 29.8%
Bank of America N.A., tri-party repurchase agreement dated 1/31/12; Proceeds at maturity-$14,638,606; (Fully collateralized by U.S. government agency obligations, 0.550% due 9/27/13; Market value - $14,956,364) (Cost - $14,638,557)	0.120%	2/1/12	14,638,557	14,638,557

TOTAL INVESTMENTS - 97.2% (Cost - $47,352,945#)				47,689,304
Other Assets in Excess of Liabilities - 2.8%				1,360,763

TOTAL NET ASSETS - 100.0%				$49,050,067

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
GBP	— British Pound
HUF	— Hungarian Forint
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PAC	— Planned Amortization Class
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$17,946,831	—	$17,946,831
Corporate bonds & notes	—	10,301,748	—	10,301,748
Collateralized mortgage obligations	—	4,213,449	—	4,213,449
U.S. government & agency obligations	—	588,719	—	588,719

Total long-term investments	—	$33,050,747	—	$33,050,747

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$14,638,557	—	$14,638,557

Total investments	—	$47,689,304	—	$47,689,304

Other financial instruments:
Forward foreign currency contracts	—	$819,937	—	$819,937

Total	—	$48,509,241	—	$48,509,241

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$373,417	—	—	$373,417
Forward foreign currency contracts	—	$603,368	—	603,368

Total	$373,417	$603,368	—	$976,785

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of January 31, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $603,368. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$814,052
Gross unrealized depreciation	(477,693)

Net unrealized appreciation	$336,359

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
German Euro Bund	62	3/12	$10,957,746	$11,331,163	$(373,417)

At January 31, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Turkish Lira	Barclays Bank PLC	2,749,000	$1,543,483	2/10/12	$30,491
Turkish Lira	Barclays Bank PLC	1,192,000	669,273	2/10/12	20,832
Singapore Dollar	HSBC Bank USA, N.A.	1,673,000	1,330,031	2/23/12	35,640
British Pound	HSBC Bank USA, N.A.	1,401,000	2,207,173	3/1/12	32,822
Chilean Peso	HSBC Bank USA, N.A.	654,480,000	1,319,776	4/23/12	3,047
Chilean Peso	HSBC Bank USA, N.A.	172,520,000	346,950	5/23/12	(649)

					122,183

Contracts to Sell:
Brazilian Real	Barclays Bank PLC	1,390,000	795,152	2/2/12	907
Euro	Citibank N.A.	7,188,000	9,402,311	2/3/12	653,701
Japanese Yen	Citibank N.A.	749,939,000	9,839,946	2/8/12	(207,622)
New Zealand Dollar	Citibank N.A.	3,275,000	2,697,006	3/9/12	(158,881)
Australian Dollar	HSBC Bank USA, N.A.	3,868,000	4,074,232	4/12/12	(120,169)
Swiss Franc	Citibank N.A.	3,068,000	3,337,286	4/18/12	(82,113)
Brazilian Real	Barclays Bank PLC	1,390,000	779,639	5/3/12	(3,449)
Euro	Citibank N.A.	7,188,000	9,405,410	5/3/12	42,497
New Zealand Dollar	Morgan Stanley & Co. Inc.	800,000	655,762	5/18/12	(30,485)

					94,386

Net unrealized gain on open forward foreign currency contracts					$216,569

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2012.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(373,417)	—	—	$(373,417)
Foreign Exchange Contracts	—	—	$819,937	$(603,368)	216,569

Total	—	$(373,417)	$819,937	$(603,368)	$(156,848)

During the period ended January 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$8,674,366
Forward foreign currency contracts (to sell)	37,227,158
Futures contracts (to sell)	8,409,171

Notes to Schedule of Investments (unaudited) (continued)

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 27, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2012